CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF DETAILED INFORMATION ABOUT RESERVES WITHIN EQUITY
	Authorized		Issued and Paid
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Ordinary shares no-par value	unlimited	unlimited	183,605	179,922